18. SHARE CAPITAL: Schedule of Warrants were outstanding and exercisable (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Warrants were outstanding and exercisable

			Number of	Number of
		Exercise	Warrants	Warrants
Issue Date	Expiry Date	Price	Outstanding	Exercisable
September 24, 2020	September 24, 2022	1.00	33,350,000	33,350,000
September 24, 2020	September 24, 2022	$0.75	2,001,000	2,001,000
Balance at December 31, 2020		$0.99	35,351,000	35,351,000